Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Raw materials and components	$ 51,396	$ 36,281
Products in process	10,851	9,122
Finished products	8,478	7,247
Inventories	$ 70,725	$ 52,650